Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Computation of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of the basic and diluted net loss per share:

	For the Three Months Ended March 31,
(In thousands, except share amounts and per share data)	2021	2020
Numerator:
Net loss	$(50,981)	$(53,208)

Denominator:
Weighted-average shares used in calculating net loss per share, basic and diluted	127,225,535	60,944,732

Net loss per share, basic and diluted	$(0.40)	$(0.87)

The following table sets forth the computation of the basic and diluted net loss per share:

(In thousands, except share amounts and per share data)	For the Year Ended December 31, 2020	For the Year Ended December 31, 2019
Numerator:
Net loss	$(152,142)	$(128,389)
Benefit related to the redemption of Series A-1 redeemable convertible preferred stock at less than the carrying value	3,871	—

Net loss attributable to common stockholders	$(148,271)	$(128,389)

Denominator:
Weighted-average shares used in calculating net loss per share, basic and diluted	73,643,315	44,209,264

Net loss per share attributable to common stockholders, basic and diluted	$(2.01)	$(2.90)

Potential Dilutive Securities Excluded From Calculation of Net Loss Per Share

The shares in the table below were excluded from the calculation of diluted net loss per share due to their anti-dilutive effect:

	As of
	March 31, 2021	March 31, 2020
Stock options outstanding	16,084,192	14,922,159
Restricted stock units outstanding	57,080	99,890
Warrants outstanding	5,149,647	—
ESPP shares issuable	17,921	—
Shares to be issued upon settlement of remaining Equity Commitment	—	49,929,121
Shares to be issued upon exercise of Share Purchase Option	—	28,540,304

Total	21,308,840	93,491,474

The shares in the table below were excluded from the calculation of diluted net loss per share, prior to the use of the treasury stock or two class methods, due to their anti-dilutive effect:

	As of December 31, 2020	As of December 31, 2019
Stock options outstanding	12,464,668	14,261,340
Restricted stock units outstanding	71,350	114,160
Warrants	5,149,647	—
Shares to be issued upon settlement of remaining Equity Commitment	—	49,929,121
Shares to be issued upon exercise of Share Purchase Option	—	28,540,304

Total	17,685,665	92,844,925